S000004433 [Member] Investment Objectives and Goals - iShares Morningstar Small-Cap ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Morningstar Small-Cap ETF ISCB | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities.